Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

27. Subsequent events

     In January 2013, the Company made certain organizational changes in the structure of its geographical divisions in order to balance their relative weight. As a result of the reorganization effective January 1, 2013, Colombia and Venezuela become part of the Caribbean division with headquarters located in Colombia. Therefore, as from the beginning of the year, SLAD is comprised of Argentina, Chile, Ecuador, Peru and Uruguay, and the Caribbean division is comprised of Aruba, Curacao, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas, Colombia and Venezuela. In accordance with ASC 280 Segment Reporting, the Company will report the results of the revised structure of its geographical divisions on its segment financial reporting beginning in the first quarter of fiscal year 2013.

On January 10, 2013, the Company paid interests related to 2016 Notes amounting to $16,944.

     In January and February 2013, the Company entered into various forward contracts maturing in 2013 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia, Chile, Peru and Uruguay. Pursuant to the agreements, the Company will purchase a total amount of $2,908 at an average forward rate of 1,805.25 Colombian pesos per U.S. dollar, a total amount of $6,800 at an average forward rate of 486.27 Chilean pesos per U.S. dollar, a total amount of $1,925 at an average forward rate of 2.56 Peruvian soles per U.S. dollar and a total amount of $6,000 at an average forward rate of 20.07 Uruguayan pesos, respectively. The Company has designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payable resulting from the forecasted purchases (hedges over 70.0% of the forecasted purchases in Colombia between February and June 2013; over 56.7% of the forecasted purchases in Chile between April and December 2013; over 50.0% of the forecasted purchases in Peru between February and December 2013; and over 49.4% of the forecasted purchases in Uruguay between March and December 2013). The effect of the hedge will result in fixing the cost of goods acquired (i.e. the net settlement or collection will adjust the cost of inventory paid to the supplier).

     On February 8, 2013, the Venezuelan government announced the devaluation of its currency, the Bolívares Fuertes, from the preexisting official exchange rate of 4.30 Venezuelan Bolívares Fuertes per U.S. dollar to 6.30 Venezuelan Bolívares Fuertes per U.S. dollar. The previously available regulated foreign currency exchange system (SITME) with an executed rate of 5.30 Venezuelan Bolívares Fuertes per U.S. dollar used by the Company to remeasure transactions and balances denominated in local currency as described in Note 21, was eliminated. As a result of this devaluation and if the Company concludes that the new official exchange rate of 6.30 Venezuelan Bolívares Fuertes per U.S. dollar is the rate applicable for remeasurement purposes, the Company would recognize a foreign currency loss and a reduction of net monetary assets of approximately $14.1 million in the first quarter of 2013. The Company will reassess the exchange rate applicable for remeasurement purposes in Venezuela at the date of the 2013 first quarter financial statements based on any new available information. ASC 830, Foreign Currency Matters, states that a reporting entity's financial statements should not be adjusted for a rate change that occurs after the date of the reporting entity's financial statements, therefore this devaluation did not impact Company's fiscal year 2012 results of operations, financial position, or cash flows. There are uncertainties regarding the impact the elimination of SITME could have on Venezuelan economy and complementary regulations the Venezuelan government could issue in the near future, and as such about the potential impact on the Company´s Venezuelan operations.

     In February 2013, the Company performed several transactions in promissory notes amounting to Bolivares Fuertes 41.0 million, pursuant to which it acquired $1,955. As a result of these transactions, the Company recognized an exchange loss amounting to $4,553.